Current and long-term debt - BCFL Lease Financing (LR2) (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 01, 2017 vessel	Sep. 30, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,910,315	$ 2,767,193
BCFL Lease Financing (LR2s) [Member]
Disclosure of detailed information about borrowings [line items]
Deposit in debt service reserve account			800
Borrowings			97,500	$ 104,200
BCFL Lease Financing (LR2s) [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel			200
BCFL Lease Financing (LR2s) [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel			$ 300
BCFL Lease Financing (LR2s) [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.50%
STI Solace, STI Solidarity And STI Stability [Member] | Vessels [member] | LR2 [Member] | BCFL Lease Financing (LR2s) [Member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		4 years
STI Solace, STI Solidarity And STI Stability [Member] | Vessels [member] | NPTI September Closing [Member] | LR2 [Member] | BCFL Lease Financing (LR2s) [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	3
Borrowings, bareboat charter term	10 years